Description of Organization and Business Operations (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) shares	Oct. 31, 2019 USD ($) $ / shares shares	Nov. 29, 2019 USD ($)	Dec. 31, 2019 shares	Dec. 18, 2013
Property, Plant and Equipment [Line Items]
Entity date of incorporation	Mar. 14, 2008
Entity date of Initial Public Offering	Jul. 01, 2008
Common stock shares outstanding | shares	16,089,890			15,873,391
Navios Holdings
Property, Plant and Equipment [Line Items]
Navios Holdings' voting interest in Navios Acquisition	30.20%
Noncontrolling Interest, Ownership Percentage by Parent	30.50%
Common Stock [Member] | Registered Direct Offering
Property, Plant and Equipment [Line Items]
Issuance of common shares | shares		1,875,000
Sale of Stock, Price Per Share | $ / shares		$ 8.00
Gross proceeds		$ 15,000
Agents' costs		675
Offering costs		957
Net proceeds		$ 13,368
Common Stock [Member] | Continuous Offering Program Sales Agreement
Property, Plant and Equipment [Line Items]
Issuance of common shares | shares	486,519
Net proceeds	$ 3,047
Common Stock [Member] | Continuous Offering Program Sales Agreement | Maximum [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Consideration Received			$ 25,000
Navios Europe I
Property, Plant and Equipment [Line Items]
Number of vessels acquired					10
Navios Holdings' voting interest in Navios Acquisition				50.00%
Two LR1 and Three MR1 Product Tankers | Navios Europe I
Property, Plant and Equipment [Line Items]
Number of vessels acquired	5			5